As filed with the Securities and Exchange Commission on December 2, 2021

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl.	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600
New York, NY 10281-1087	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Series I and Series II shares of beneficial interest, without par value, of the Invesco V.I. Core Plus Bond Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund, each a series of the Registrant.

It is proposed that this filing will become effective on January 3, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

[_____], 2022

Dear Contract Owner,

Invesco regularly conducts a review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of the Invesco Funds’ shareholders and Invesco.

In connection with this process, the Invesco Funds’ Board of Trustees has approved two fund reorganizations that will each combine two Invesco funds, each subject to shareholder approval. The proposed reorganizations are intended to:

•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in the product lineup;

•	Reduce advisory fees and/or expenses in the future; and

•	Create scale in the resulting funds.

As described in the attached joint proxy statement/prospectus, it is proposed that:

•	the Invesco V.I. Core Bond Fund reorganize with and into Invesco V.I. Core Plus Bond Fund; and

•	the Invesco V.I. S&P 500 Index Fund reorganize with and into Invesco V.I. Equally-Weighted S&P 500 Fund.

The Invesco V.I. Core Bond Fund and Invesco V.I. S&P 500 Index Fund are each referred to herein as a “Target Fund,” and the Invesco V.I. Core Plus Bond Fund and Invesco V.I. Equally-Weighted S&P 500 Fund are each referred to herein as an “Acquiring Fund.” Each Target Fund and Acquiring Fund is referred to herein as a “Fund.”

Each Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). If the proposed reorganization of a Target Fund is approved by shareholders, the combining of Fund assets would result in a larger asset base against which fixed dollar costs may be spread. It is anticipated that each reorganization will result in a decrease in each Fund’s total expense ratio, thereby decreasing costs for Fund shareholders. The Board of your Fund, including its independent trustees, believes that the reorganization proposed in this joint proxy statement/prospectus is in the best interests of your Fund. The attached voting instruction card seeks your vote in favor of the proposed reorganizations. You are eligible to provide voting instructions on how to vote on this proposal because shares of the Invesco V.I. Core Bond Fund and/or the Invesco V.I. S&P 500 Index Fund are held through your variable annuity contract or variable life insurance policy.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your voting instruction card in the enclosed postage paid return envelope. If you expect to attend the meeting virtually, or have questions, please notify us by calling [1-800-952-3502]. You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction card.

Sincerely,

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on March 31, 2022

A special meeting (together with any postponements or adjournments thereof, the “Meeting”) of the shareholders of the series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) identified below (each, a “Target Fund” and together, the “Target Funds”), will be held over the internet in a virtual meeting format on March 31, 2022 at 2:00 p.m., Central time, to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Target Fund listed in the table below into the corresponding Acquiring Fund listed in the table below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), each a series of the Trust, including: (a) the transfer of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (each, a “Reorganization”).

Target Fund	Acquiring Fund
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund
Invesco V.I. S&P 500 Index Fund	Invesco V.I. Equally-Weighted S&P 500 Fund

The Target Funds and the Acquiring Funds are referred to herein as a “Fund” or collectively as the “Funds.”

Shareholders of record as of the close of business on December 31, 2021 are entitled to notice of, and to vote at, the Meeting, or any adjournment thereof. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a Reorganization only if that Target Fund’s shareholders approve the proposal. If the shareholders of a Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund on or about April 29, 2022, and will no longer be shareholders of the Target Fund.

Each Target Fund is generally sold only to separate accounts of various insurance companies (“Participating Insurance Companies”) to fund the benefits of variable annuity or variable life insurance policies. Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of record of the Target Funds. Rather, the insurance companies and their separate accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Joint Proxy Statement/Prospectus to Contract Owners and, except as otherwise might be required by applicable law, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

The Board of Trustees that oversees each Target Fund (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Fund vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction card.

The Board recommends that you cast your vote or provide voting instructions FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Please sign and promptly return the proxy card/voting instruction card in the postage paid return envelope regardless of the number of shares owned.

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

[_____, 2022]

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

JOINT PROXY STATEMENT/PROSPECTUS

[Date]

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of the Invesco V.I. Core Bond Fund and Invesco V.I. S&P 500 Index Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”), should know before voting on the proposed reorganizations that are described herein and should be retained for future reference. This document is both the proxy statement of each Target Fund and also a prospectus for each of Invesco V.I. Core Plus Bond Fund and Invesco V.I. Equally-Weighted S&P 500 Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), which are also series of the Trust. The Trust is a registered open-end management investment company. The Target Funds and the Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of each Target Fund will be held over the internet in a virtual meeting format on March 31, 2022 at 2:00 p.m., Central time (together with any adjournments or postponements thereof, the “Meeting”). At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Target Fund listed in the table below into the corresponding Acquiring Fund listed in the table below.

Target Fund	Acquiring Fund
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund
Invesco V.I. S&P 500 Index Fund	Invesco V.I. Equally-Weighted S&P 500 Fund

The Agreement provides for: (a) the transfer of the assets and assumption of the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (each, a “Reorganization”). The reorganization of Invesco V.I. Core Bond Fund into Invesco V.I. Core Plus Bond Fund is referred to herein as the “Core Bond Reorganization,” and the reorganization of Invesco V.I. S&P 500 Index Fund into Invesco V.I. Equally-Weighted S&P 500 Fund is referred to herein as the “S&P 500 Reorganization” (together with the Core Bond Reorganization, the “Reorganizations”).

Each Target Fund generally is sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (the “Contracts”). The Accounts may invest in shares of a Target Fund in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of the Target Funds. Rather, the insurance companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Joint Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the Target Funds. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Fund attributable to such Contracts. The Board of Trustees of the Funds (the “Board”) hereby solicits proxies from shareholders of each Target Fund, including each Participating Insurance Company and its Accounts. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein and which, if such proposed reorganization is approved, will result in your investment in the corresponding Acquiring Fund.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and Participating Insurance Companies, as direct owners of Target Fund shares; and (iii) any other direct shareholders of a Target Fund, unless the context otherwise requires.

If the shareholders of a Target Fund vote to approve the Agreement and Plan of Reorganization (the “Agreement”), then shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund on or about April 29, 2022, and will no longer be shareholders of the Target Fund. The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganizations. However, the Reorganizations will not be taxable to Contract Owners, regardless of the tax status of the Reorganizations, provided that the Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). No sales charges or redemption fees will be imposed in connection with a Reorganization.

The Board has fixed the close of business on December 31, 2021 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card/voting instruction card will be mailed on or about February 7, 2022 to all Contract Owners eligible to provide voting instructions on a Reorganization.

The Board has approved the Agreement and has determined that each Reorganization is in the best interests of the Target Fund and the corresponding Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Funds’ shareholders, employees and community, the Meeting will be conducted exclusively online via live webcast. Shareholders may attend the Meeting online by visiting [www.meetingcenter.io/234206289]. To participate in the Meeting, shareholders will need to follow the instructions included herein. The password for the Meeting is [Meeting Password]. The Meeting will begin promptly at 2:00 p.m., Central Time. The Funds encourage you to access the Meeting prior to the start time leaving ample time for the check in. If you experience technical difficulties prior to or during the Meeting, you may call [1-866-492-5763] for technical assistance. All shareholders will be required to enter their individual control number in order to enter the Meeting. Only shareholders of the Target Funds will be able to participate in the Meeting. If you plan to attend the Meeting virtually, please notify us at [1-800-952-3502].

You may contact the Funds at [1-866-492-5763] to obtain information about attending the Meeting virtually.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

The above mentioned documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus, as supplemented, of each Target Fund is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus, as supplemented, of each Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. Each Target Fund prospectus , as supplemented, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or calling 1-800-959-4246.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Funds.

i

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve an Agreement that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below. The Agreement provides for (a) the transfer of the assets (as defined in the Agreement) and assumption of the liabilities (as defined in the Agreement) of each Target Fund by its corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (each, a “Reorganization”).

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the corresponding Acquiring Fund carefully for more complete information.

On what am I being asked to provide voting instructions?

If you are a shareholder of a Target Fund, you are being asked to consider and approve, and if you are a Contract Owner with shares of the Target Fund attributable to your Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the corresponding Acquiring Fund. Each Target Fund is sold only to Accounts of various Participating Insurance Companies to fund the benefits of Contracts. Contract Owners are not the shareholders of the Target Funds. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Joint Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of the Target Fund attributable to such Contract Owner’s Contract on the proposal to be considered at the Meeting. If you simply sign the voting instruction card without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company.

If the shareholders of a Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund on or about April 29, 2022, and will no longer be shareholders of the Target Fund. Shareholders of a Target Fund will receive shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”) with an aggregate net asset value (“NAV”) equivalent to their investment in the corresponding class of shares of the Target Fund as noted in the chart below. The Reorganization will result in your holding indirectly through your variable annuity contract or variable life insurance policy the corresponding Acquiring Fund Shares.

Invesco V.I. Core Bond Fund (Target Fund)	Invesco V.I. Core Plus Bond Fund (Acquiring Fund)

Series I	Series I

Series II	Series II

Invesco V.I. S&P 500 Index Fund (Target Fund)	Invesco V.I. Equally-Weighted S&P 500 Fund (Acquiring Fund)

Series I	Series I

Series II	Series II

Because the Funds have different NAVs per share, the number of Acquiring Fund Shares that you receive will likely be different than the number of shares of the Target Fund that you own, but the total value of your investment will be the same immediately before and after the exchange. After the Acquiring Fund Shares are distributed to a Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved.

Has my Fund’s Board of Trustees approved the Reorganizations?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of each Target Fund vote and Contract Owners provide voting instructions in favor of the Agreement.

What are the reasons for the proposed Reorganizations?

The Reorganizations are designed to allow Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc,. the Funds’ investment adviser (“Invesco Advisers”), to put forth its most compelling investment processes and strategies and reduce product overlap. Invesco continually conducts a comprehensive review of its product line to sharpen its offerings to investors, with a key goal of reducing product overlap, reducing advisory fees and/or expenses in the future and enhancing efficiency across the product line. The Reorganizations are also intended to create larger combined Funds with a more diversified shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS—Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a Contract Owner?

Immediately after a Reorganization, you will hold through your variable annuity contract or variable life insurance policy shares of a class of the corresponding Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between each Target Fund and the corresponding Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that corresponds to the Target Fund that you own that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved by shareholders.

Combining the assets of the Invesco V.I. Core Bond Fund ($113,083,772 as of June 30, 2021), and the Invesco V.I. Core Plus Bond Fund ($38,927,569 as of June 30, 2021), and combining the assets of the Invesco V.I. S&P 500 Index Fund ($99,493,129 as of June 30, 2021), and the Invesco V.I. Equally-Weighted S&P 500 Fund ($388,123,540 as of June 30, 2021) will allow the fixed costs of the Funds to be spread over a larger asset base.

What are the costs of the Reorganizations and who is responsible for paying the costs?

The total cost of the S&P 500 Reorganization is estimated to be $93,000, of which 50% will be borne by Invesco Advisers and 50% will be borne by Invesco V.I. S&P 500 Index Fund. The total cost of the Core Bond Reorganization is estimated to be $151,000, which will be borne by Invesco Advisers. The costs of the Reorganizations include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganizations.

What will happen to the account balance held under my Contract in the Target Fund?

There will be no change in value. Upon approval and completion of a Reorganization, shares of the Target Fund will be exchanged for shares of the Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract will be credited with the corresponding Acquiring Fund shares whose aggregate value at the time of issuance will equal the aggregate value of Target Fund shares held under your Contract on that date.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Investment Objectives. The Acquiring Funds and Target Funds have similar investment objectives. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval.

For the Core Bond Reorganization, the Acquiring Fund seeks total return, and the Target Fund seeks total return comprised of current income and capital appreciation.

For the S&P 500 Reorganization, the Funds seek investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (the S&P 500® Index). The Acquiring Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Investment Strategies and Risks. The principal investment strategies of each Acquiring Fund are similar to the principal investment strategies of the corresponding Target Fund, although the Acquiring Fund may invest in different types of investments and has different investment policies and limitations than the Target Fund. For example, the Target Fund and Acquiring Fund in the S&P 500 Reorganization are similar in that they both provide exposure to the S&P 500® Index; however, Invesco V.I. S&P 500 Index Fund invests in the underlying securities of the S&P 500 Index, a market cap-weighted index, while Invesco V.I. Equally-Weighted S&P 500 Fund invests in the underlying securities of the S&P 500 Equal Weight Index, an index that assigns a fixed equal weight to each component security of the S&P 500 Index. The Target Fund and Acquiring Fund in the Core Bond Reorganization each invests primarily in investment grade debt securities but differ in certain types of investment-grade securities in which they invest principally and their historical exposures to high yield (“junk”) bonds and emerging markets debt securities.

As a result of the foregoing similar strategies, the risks of owning shares of the Acquiring Funds are similar to the risks of owning shares of the corresponding Target Funds with certain differences described herein. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks – Principal Risks” compare the principal investment strategies and risks of each of the Target Funds and Acquiring Funds and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and the corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. For accounting and financial information purposes, each Acquiring Fund will be the accounting survivor of a Reorganization.

Expense Tables and Expense Examples *

Core Bond Reorganization

	Current		Pro Forma
	Invesco V.I. Core Bond Fund (Target Fund)	Invesco V.I. Core Plus Bond Fund (Acquiring Fund)	Invesco V.I. Core Plus Bond Fund (assumes Reorganization is completed)
	Series I	Series I	Series I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.29%	0.45%	0.28%
Acquired Fund Fees and Expenses	0.03%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	0.91%	0.74%[1]
Fee Waiver and/or Expense Reimbursement	0.13%	0.29%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.78%	0.62%	0.62%

	Current		Pro Forma
	Invesco V.I. Core Bond Fund (Target Fund)	Invesco V.I. Core Plus Bond Fund (Acquiring Fund)	Invesco V.I. Core Plus Bond Fund (assumes Reorganization is completed)
	Series II	Series II	Series II
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.45%	0.28%
Acquired Fund Fees and Expenses	0.03%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	1.16%	0.99%[1]
Fee Waiver and/or Expense Reimbursement	0.13%	0.29%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%	0.87%	0.87%

*

Expense ratios reflect annual fund operating expenses as of June 30, 2021. Pro forma numbers are estimated as if the Reorganization had been completed as of July 1, 2020 and the Acquiring Fund experienced a year of combined operations as of June 30, 2021 and do not include the estimated costs of the Reorganization. The Reorganization costs will be borne by Invesco Advisers.    For more information on the costs of the Reorganization, see “Costs of the Reorganizations” below.

1.

Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through April 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.61% and 0.86%, respectively, of the Acquiring Fund’s average daily net assets (the “expense limits”). During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

S&P 500 Reorganization

	Current		Pro Forma
	Invesco V.I. S&P 500 Index Fund (Target Fund)	Invesco V.I. Equally- Weighted S&P 500 Fund (Acquiring Fund)	Invesco V.I. Equally- Weighted S&P 500 Fund (assumes Reorganization is completed)
	Series I	Series I	Series I

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.27%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.39%	0.33%	0.33%

	Current		Pro Forma
	Invesco V.I. S&P 500 Index Fund (Target Fund)	Invesco V.I. Equally- Weighted S&P 500 Fund (Acquiring Fund)	Invesco V.I. Equally- Weighted S&P 500 Fund (assumes Reorganization is completed)
	Series II	Series II	Series II
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.27%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.64%	0.58%	0.58%

*

Expense ratios reflect annual fund operating expenses as of June 30, 2021. Pro forma numbers are estimated as if the Reorganization had been completed as of July 1, 2020 and the Acquiring Fund experienced a year of combined operations as of June 30, 2021 and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that Invesco V.I. S&P 500 Index Fund will bear are $46,500. For more information on the costs of the Reorganization to be borne by the Target Fund, see “Costs of the Reorganizations” below.

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

These Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. These Examples do not represent the effect of any fees or expenses assessed in connection with your variable product, and if they did, expenses would be higher. These Examples also assume that your investment has a 5% return each year and that for the S&P 500 Reorganization, the Funds’ operating expenses remain the same, and for the Core Bond Reorganization, the Funds’ operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Core Bond Reorganization

Fund/Class	1 Year	3 Years	5 Years	10 Years
(Target Fund) Invesco V.I. Core Bond Fund – Series I	$79	$277	$491	$1,108
(Acquiring Fund) Invesco V.I. Core Plus Bond Fund – Series I	$63	$261	$475	$1,093
Combined Pro Forma Invesco V.I. Core Plus Bond Fund – Series I	$63	$224	$399	$906
(Target Fund) Invesco V.I. Core Bond Fund – Series II	$105	$356	$626	$1,398
(Acquiring Fund) Invesco V.I. Core Plus Bond Fund – Series II	$89	$339	$609	$1,381
Combined Pro Forma Invesco V.I. Core Plus Bond Fund – Series II	$89	$303	$535	$1,201

S&P 500 Reorganization

Fund/Class	1 Year	3 Years	5 Years	10 Years
(Target Fund) Invesco V.I. S&P 500 Index Fund – Series I	$40	$125	$219	$493
(Acquiring Fund) Invesco V.I. Equally-Weighted S&P 500 Fund – Series I	$34	$106	$185	$418
Combined Pro Forma Invesco V.I. Equally-Weighted S&P 500 Fund – Series I	$34	$106	$185	$418
(Target Fund) Invesco V.I. S&P 500 Index Fund – Series II	$65	$205	$357	$798
(Acquiring Fund) Invesco V.I. Equally-Weighted S&P 500 Fund – Series II	$59	$186	$324	$726
Combined Pro Forma Invesco V.I. Equally-Weighted S&P 500 Fund – Series II	$59	$186	$324	$726

These Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS – Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2021 is shown below. The returns below may not be indicative of a Fund’s future performance.

The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund as of September 30, 2021. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The Series I shares and Series II shares of each Fund invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from their Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund – Series I (inception date: 05/05/1993)	1.85%	4.32%	5.01%
Invesco V.I. Core Bond Fund – Series I (inception date: 04/03/1985)	0.08%	3.60%	4.41%
Invesco V.I. Equally-Weighted S&P 500 Fund – Series II (inception date: 11/09/1994)	40.20%	14.31%	15.56%
Invesco V.I. S&P 500 Index Fund – Series II (inception date: 05/18/1998)	29.50%	16.41%	16.20%

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. Invesco Capital Management LLC (“Invesco Capital”), also a registered investment adviser under the Advisers Act, serves as investment sub-adviser for the Invesco V.I. S&P 500 Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund.

For the S&P 500 Reorganization, the advisory fee for the Acquiring Fund and the Target Fund is the same. For the Core Bond Reorganization, the advisory fee for the Acquiring Fund is lower than the advisory fee of the Target Fund at all breakpoint levels. Additionally, for the Core Bond Reorganization, the Target Fund, but not the Acquiring Fund, has an investment advisory agreement where the advisory fee payable by the Fund is reduced by any amounts paid by the Fund under the Administrative Services Agreement between the Fund and Invesco. Even with such reduction, the advisory fee for the Acquiring Fund is lower than the advisory fee of the Target Fund at all breakpoint levels.

Core Bond Reorganization

Invesco V.I. Core Bond Fund Advisory Fee Schedule	Invesco V.I. Core Plus Bond Fund Advisory Fee Schedule
0.600% of the first $1 billion* 0.500% of the excess over $1 billion*	0.450% of the first $500 million 0.425% of the next $500 million 0.400% of the next $1.5 billion 0.375% of the next $2.5 billion 0.350% of the excess over $5 billion

S&P 500 Reorganization

Invesco V.I. S&P 500 Index Fund Advisory Fee Schedule	Invesco V.I. Equally-Weighted S&P 500 Fund Advisory Fee Schedule
0.12% of the first $2 billion 0.10% of the excess over $2 billion	0.12% of the first $2 billion 0.10% of the excess over $2 billion

*Reduced by amounts paid under the separate Administrative Services Agreement between the Fund and Invesco.

During the fiscal year ended December 31, 2020, Invesco Advisers received compensation of 0.42% of Invesco V.I. Core Bond Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. During the fiscal year ended December 31, 2020, Invesco Advisers received compensation of 0.16% of Invesco V.I. Core Plus Bond Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. Such fee waivers and/or reimbursements are not subject to any recoupment by Invesco Advisers.

During the fiscal year ended December 31, 2020, Invesco Advisers received compensation of 0.12% of Invesco V.I. S&P 500 Index Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. During the fiscal year ended December 31, 2020, Invesco Advisers received compensation of 0.12% of Invesco V.I. Equally-Weighted S&P 500 Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. Such fee waivers and/or reimbursements are not subject to any recoupment by Invesco Advisers.

Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of October 31, 2021, Invesco Advisers had $758.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco Advisers may engage the services of other investment managers with respect to the Funds.

Invesco Advisers has entered into Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Funds (each a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act, are Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Capital and Invesco Asset Management (India) Private Limited. Invesco Advisers and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco.

Each Sub-Adviser is located at the address listed below.

Invesco Asset Management (Japan) Limited

Roppongi Hills Mori Tower 14F

6-10-1 Roppongi

Minato-ku, Tokyo 106-6114

Invesco Asset Management Deutschland GmbH

An der Welle 5

1st Floor

Frankfurt, Germany 60322

Invesco Asset Management Ltd.

Perpetual Park Drive

Henley-on-Thames

Oxfordshire RG9 1HH

United Kingdom

Invesco Canada Ltd.

5140 Yonge Street Suite 800

Toronto, Ontario Canada M2N 6X7

Invesco Hong Kong Limited

41/F Champion Tower

3 Garden Road, Central

Hong Kong

Invesco Senior Secured Management, Inc.

225 Liberty Street

New York, NY 10281

Invesco Capital Management, LLC

3500 Lacey Road Suite 700

Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited

2101-A, A Wing, 21st Floor, Marathon Futurex,

N. M. Joshi Marg, Lower Parel

Mumbai, Maharashtra, India, 400 013

Under each sub-advisory agreement, Invesco Advisers pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Funds as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by Invesco Advisers, not by the Funds.

The other key service providers to the Target Funds and Acquiring Funds, including the administrator, transfer agent, distributor, custodian, and auditor, are the same and provide the same or substantially the same services to the Funds. Each Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Funds. Both the Target Funds and Acquiring Funds offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases and redemptions.

How do the Funds’ sales charges and distribution arrangements compare?

There are no sales charges for the share classes of the Target Funds and the Acquiring Funds. Series II shares of the Target Funds and the Acquiring Funds have higher expenses (and therefore lower performance) resulting from their Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). The distribution arrangements for the Target Funds and Acquiring Funds are the same. For more information on the distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than the corresponding Target Fund?

With respect to the Core Bond Reorganization, the current portfolio management team for the Acquiring Fund is the same as the portfolio management team for the Target Fund, with the exception of one portfolio manager (Charles E. Burge) for the Acquiring Fund who is not a portfolio manager for the Target Fund. It is expected that the current portfolio management team for the Acquiring Fund will continue to manage the Acquiring Fund following the Reorganization.

With respect to the S&P 500 Reorganization, the portfolio management team of the Target Fund and the Acquiring Fund is the same. It is expected that the portfolio management team will continue to manage the Acquiring Fund following the Reorganization.

The Acquiring Fund prospectuses that accompany this Joint Proxy Statement/Prospectus provide biographical information about the key individuals that comprise the portfolio management team for the Acquiring Funds.

Will there be any tax consequences resulting from the Reorganizations?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS,” the shareholders of a Target Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the corresponding Acquiring Fund. Shareholders should consult their tax advisers about the state and local tax consequences of a Reorganization, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations. For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Funds, rather than the Contract Owners. In any event, the Reorganizations will not be taxable to Contract Owners regardless of the tax status of the Reorganizations so long as the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Repositioning of the Target Funds’ Portfolio Assets

As described in more detail in “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS” below, a portion of each Target Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover.

The repositioning of the Invesco V.I. Core Bond Fund’s portfolio assets will occur before the closing of the Core Bond Reorganization. It is not anticipated that transaction costs associated with the repositioning of the Invesco V.I. Core Bond Fund’s portfolio assets will be material nor that such repositioning will result in the realization of capital gains to Target Fund shareholders.

The S&P 500 Reorganization will result in the sale of some of the portfolio securities of the Invesco V.I. S&P 500 Index Fund following the S&P 500 Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy and underlying index. It is not anticipated that transaction costs associated with the repositioning of the Invesco V.I. S&P 500 Index Fund’s portfolio assets will be material. The sale of such securities in connection with the S&P 500 Reorganization is likely to result in the realization of capital gains to the Acquiring Fund, estimated to be approximately $2.40 per share or 8.27% of the net asset value of the combined Acquiring Fund following the S&P 500 Reorganization, which to the extent not offset by any available capital loss carryovers, would be distributed to shareholders. However, since shares of the Acquiring Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Acquiring Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account. Transaction costs also may be incurred due to the repositioning of the portfolio.

Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

When are the Reorganizations expected to occur?

If shareholders of the Target Funds approve the Reorganizations, it is anticipated that the Reorganizations will occur on or about April 29, 2022.

How do I provide voting instructions on the Reorganizations?

You will be able to give your insurance company voting instructions for those shares attributable to your Contract as of December 31, 2021, the record date for the Meeting. A voting instruction card is, essentially, a ballot. While only insurance companies and their separate accounts are the shareholders of a Target Fund, your insurance company will vote in accordance with your instructions. When you complete your voting instruction card, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your Contract which is allocated to the Target Fund. If you complete and sign the voting instruction card, the shares will be voted as you instruct. If you simply sign the voting instruction card without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on a Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company.

What will happen if shareholders do not approve a Reorganization?

If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund will not reorganize into the Acquiring Fund and the Board will consider other possible courses of action for the Target Fund.

Can I transfer my account balance before the Reorganizations take place?

Yes, if permitted by and in accordance with applicable rules under your Contract, you may transfer your account balance out of a Target Fund and into any other investment option made available by your variable annuity contract or variable insurance policy.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving the Joint Proxy Statement/Prospectus because a Target Fund is utilized by your variable annuity contract or variable life insurance policy and you have the right to provide voting instructions on the very important proposal described herein concerning the Target Fund. The Joint Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganization and which, if such proposed Reorganization is approved, will result in your investment in the corresponding Acquiring Fund. The document is both a proxy statement of each Target Fund and also a prospectus for the corresponding Acquiring Fund.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance or have any questions regarding the Reorganizations or how to provide voting instructions, please call [1-866-492-5763].

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks

The following section compares the investment objectives, principal investment strategies, principal investments and principal risks of each Target Fund with the investment objectives, principal investment strategies, principal investments and principal risks of the corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents.

Invesco V.I. Core Bond Fund (“Target Fund”) into Invesco V.I. Core Plus Bond Fund (“Acquiring Fund”)

Investment Objectives

The Funds’ investment objectives are substantially the same. The Target Fund’s investment objective is total return and the Acquiring Fund’s investment objective is total return, comprised of current income and capital appreciation. Both Funds’ investment objectives may be changed without shareholder approval.

Principal Strategies and Principal Investments

The Target Fund has an 80% policy to invest in investment-grade debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Acquiring Fund has an 80% policy to invest in fixed income securities, and in derivatives and other instruments that have economic characteristics similar to such securities. Similar to the Target Fund, the Acquiring Fund primarily invests in investment-grade fixed-income securities although such investment is not required by the Acquiring Fund’s 80% policy. Both the Target Fund and Acquiring Fund may invest up to 20% in debt securities rated below investment grade. Although both Funds may invest to the same extent in high yield bonds, the Acquiring Fund has historically invested in such bonds to a greater degree than the Target Fund.

Both Funds may invest in corporate bonds, government bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Target Fund discloses a principal strategy to focus mainly on U.S. government securities and investment-grade corporate debt securities whereas the Acquiring Fund discloses a principal strategy to invest primarily in investment grade fixed-income securities generally represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Both the Target Fund and Acquiring Fund can invest in derivative instruments, including futures contracts, swaps, options and forward foreign currency contracts as part of their principal strategies.

As a principal strategy, both the Target Fund and Acquiring Fund may invest in foreign debt securities, including debt securities of issuers located in emerging markets countries; however, the Acquiring Fund may invest up to 30% in foreign debt securities, while the Target Fund has no disclosed limit on such investment. The Acquiring Fund may also invest up to 20% of its net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar, and may invest up to 15% in equity interests and/or debt obligations issued by real estate investment trusts (“REITs”). The Target Fund does not have a stated principal investment strategy with respect to investing in currencies, non-U.S. dollar-denominated securities, equity interests and/or debt obligations issued by REITs. The Acquiring Fund can also engage in foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time). Although both Funds may invest in debt securities of issuers located in emerging markets, the Acquiring Fund has historically invested in such securities to a greater degree than the Target Fund.

Both the Target Fund and Acquiring Fund may invest in securities on a when-issued and delayed delivery basis, may engage in “to be announced” (“TBA”) transactions and short sales of TBA mortgages, and may engage in active and frequent trading. Further, both the Target Fund and Acquiring Fund may invest in zero coupon securities, thinly traded securities and securities that are subject to resale restrictions such as those contained in Rule 144A. The Acquiring Fund may also invest in pay-in-kind securities and municipal securities. The Acquiring Fund, but not the Target Fund, attempts to maintain a dollar-weighted average portfolio of between three and 10 years. Both the Target Fund and Acquiring Fund seek to maintain a weighted average effective portfolio duration of within +/- two years of the Bloomberg U.S. Aggregate Bond Index.

The Target Fund’s portfolio managers focus on business cycle analysis and relative values between the corporate and government sectors to determine the overall investment opportunities and risks in different sectors when selecting investments for the Fund. The Acquiring Fund’s portfolio managers use active duration and yield curve positioning for risk management and for generating excess return. The Acquiring Fund’s portfolio managers utilize the Fund’s benchmark index as a reference in structuring the portfolio, and determine appropriate position sizes to reflect desired risk positioning relative to the benchmark index after analyzing different risk factors. The Acquiring Fund’s portfolio managers will also rely on market-specific specialists for trade execution and for assistance in determining efficient ways to implement the specialists’ recommendations. Both the Target Fund and Acquiring Fund employ a credit research process to implement its investment strategies and consider factors that include, but are not limited to, an issuer’s operations, capital structure, and environmental, social and governance (“ESG”) considerations. The credit quality analysis for each Fund may therefore consider whether any ESG factors pose a material financial risk or opportunity to an issuer.

Principal Risks

The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed by the Target Fund but not the Acquiring Fund	Principal Risks Disclosed by the Acquiring Fund but not the Target Fund

Market Risk

Debt Securities Risk

U.S. Government Obligations Risk

Mortgage- and Asset-Backed Securities Risk

Changing Fixed Income Market Conditions Risk

LIBOR Transition Risk

Foreign Securities Risk

Foreign Government Debt Risk

Emerging Markets Securities Risk*

Restricted Securities Risk/Liquidity Risk

When-Issued, Delayed Delivery and Forward Commitment Risks

TBA Transactions Risk

Derivatives Risk

Environmental, Social and Governance (ESG) Considerations Risk

Active Trading Risk

Zero Coupon or Pay-In-Kind Securities Risk

Management Risk

	Money Market Fund Risk	High Yield Debt Securities (Junk Bond) Risk Collateralized Loan Obligations Risk Municipal Securities Risk REIT Risk/Real Estate Risk

* The Acquiring Fund historically invested to a greater degree in emerging market debt securities than the Target Fund, and therefore this risk is heightened for the Acquiring Fund as compared to the Target Fund.

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Target Fund:

High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The Acquiring Fund historically invested to a greater degree in high yield debt securities than the Target Fund, and therefore this risk is heightened for the Acquiring Fund as compared to the Target Fund.

Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.

Municipal Securities Risk. This risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Invesco V.I. S&P 500 Index Fund (“Target Fund”) into Invesco V.I. Equally-Weighted S&P 500 Fund (“Acquiring Fund”)

Investment Objectives

The Funds’ investment objectives are similar. The Target Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (the S&P 500® Index). The Acquiring Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. Both Funds’ investment objectives may be changed without shareholder approval.

Principal Strategies and Principal Investments

Both Funds invest principally in common stocks of companies included in a specific underlying index, and in derivatives and other instruments that have economic characteristics similar to such securities. The Target Fund, but not the Acquiring Fund, has a policy to invest at least 80% of its net assets in such securities comprising the underlying index, while the Acquiring Fund invests all, or substantially all, of its assets in such securities comprising the underlying index. The Target Fund’s underlying index is the S&P 500® Index, while the Acquiring Fund’s underlying index is the S&P 500® Equal Weight Index.

The S&P 500® Index is a well-known stock market that includes common stocks of 500 companies representing the large-capitalization segment of the U.S. equity market, while the S&P 500® Equal Weight Index is an equal-weighted version of the S&P 500® Index. The S&P 500® Index and the S&P 500® Equal Weight Index are composed of the same securities; therefore, the Target Fund and the Acquiring Fund hold the same securities in their portfolios. However, unlike the S&P 500® Index, which employs a market capitalization-weighted methodology wherein larger companies receive greater weights, the S&P 500® Equal Weight Index assigns each component security a fixed weight (approximately 0.2%) at each rebalance. Other than the weighting of each component security, the composition of the two underlying indexes, and therefore the Target Fund and the Acquiring Fund, is the substantially the same.

The Funds do not utilize an investment strategy that attempts to outperform their respective underlying indexes. Rather, each Fund employs a “full replication” methodology in seeking to track its underlying index, meaning that each Fund generally invests in all of the securities comprising its underlying index in proportion to their weights in the underlying index.

Both Funds can also invest in derivative instruments, including futures contracts. Both Funds can use futures contracts, including index futures, to seek exposure to certain equity securities represented in their respective underlying indexes while managing cash balances.

Although both Funds employ a full replication methodology, under various circumstances, it may not be possible or practicable to purchase all of the securities in their respective underlying indexes in those same weightings. In those circumstances, each Fund may purchase a sample of securities in its underlying index. There also may be instances in which the portfolio managers of each Fund may choose to (i) overweight or underweight a security in the underlying index, (ii) purchase securities not contained in the underlying index that the portfolio managers believe are appropriate to substitute for certain securities in the underlying index, or (iii) utilize various combinations of other available investment techniques in seeking to track the underlying index. Each Fund may sell securities included in its underlying index in anticipation of their removal from the underlying index, or purchase securities not included in the underlying index in anticipation of their addition to the underlying index.

Each Fund is generally rebalanced in accordance with its underlying index. Constituent changes are generally incorporated in each Fund as and when they are made to its underlying index.

Principal Risks

The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed by the Target Fund but not the Acquiring Fund	Principal Risks Disclosed by the Acquiring Fund but not the Target Fund
Market Risk Investing in Stocks Risk Index Risk and Derivatives Risk	Sector Focus Risk	None

For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Repositioning Costs

The Core Bond Reorganization will result in the sale of portfolio securities of the Invesco V.I. Core Bond Fund prior to the Reorganization. Such repositioning is anticipated to be limited in scope. The transaction costs anticipated in connection with the sale of such portfolio securities prior to the Core Bond Reorganization will be borne by Target Fund shareholders and are estimated to be approximately $3,880, which is equal to 0.003% of the combined Target Fund’s net asset value as of November 1, 2021.

The S&P 500 Reorganization will result in the sale of portfolio securities of the Invesco V.I. S&P 500 Index Fund following the Reorganization as the Invesco V.I. Equally-Weighted S&P 500 Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. Both the Invesco V.I. Equally-Weighted S&P 500 Fund’s portfolio and the Invesco V.I. S&P 500 Index Fund’s portfolio hold the same securities because both Funds seek to hold the constituents of the S&P 500 Index as a principal investment strategy. However, because the weightings of the securities within each Fund are different, as the Invesco V.I. Equally-Weighted S&P 500 Fund holds such constituents pursuant to its underlying index’s equal weighting methodology, and the Invesco V.I. S&P 500 Index Fund holds such constituents pursuant to its underlying index’s market capitalization-weighted methodology, a portion of the Invesco V.I. S&P 500 Index Fund’s holdings need to be sold to align with the Invesco V.I. Equally-Weighted S&P 500 Fund’s principal investment strategy to track its underlying index and the corresponding equal weighting methodology.

The transaction costs anticipated in connection with the sale of such portfolio securities after the S&P 500 Reorganization will be borne by Acquiring Fund shareholders (including former Target Fund shareholders who are reorganized into the Acquiring Fund) and are estimated to be approximately $24,000, which is equal to 0.024% of the combined Acquiring Fund’s net asset value as of November 1, 2021.

The sale of such portfolio securities is likely to result in the realization of capital gains that, to the extent not offset by capital losses, would be distributed to shareholders. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the S&P 500 Reorganization (as distinct from normal portfolio turnover) will result in a capital gain distribution to shareholders of approximately estimated to be approximately $2.40 per share or 8.27% of the net asset value of the combined Acquiring Fund following the S&P 500 Reorganization . Invesco Advisers anticipates that any such sales of portfolio securities by Invesco V.I. Core Bond Fund prior to its Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders of the Target Fund. Since shares of the Funds must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current taxation by shareholders if left to accumulate within such separate account.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification, concentration in particular industries, borrowing and loaning money, underwriting securities of other issuers and investing in real estate and commodities.

The Funds’ fundamental investment policies with respect to diversification, borrowing money, industry concentration, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, and investing all of its assets in the securities of a single open end management investment company are identical. In addition, the Funds’ non-fundamental investment restrictions regarding borrowing, making loans, industry concentration, and investing in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Funds are also identical.

With respect to the Core Bond Reorganization, the Target Fund has a non-fundamental policy to invest at least 80% of its net assets in investment-grade debt securities, while the Acquiring Fund has a non-fundamental policy to invest at least 80% of its net assets in fixed income securities.

With respect to the S&P 500 Reorganization, the Target Fund has a non-fundamental policy to invest at least 80% of its net assets in common stocks of companies included in the S&P 500 Index, while the Acquiring Fund does not have such a policy but invests all, or substantially all, of its assets in common stocks represented in the S&P 500 Equal Weight Index.

For purposes of a Fund’s 80% policy stated above, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities described above for a Fund may also be counted towards the Fund’s 80% policy.

Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Fund’s Board.

The Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the corresponding Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the corresponding Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements and eligibility requirements among the share classes.

Distribution Arrangements. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Target Funds and the Acquiring Funds pursuant to written agreements (“Distribution Agreements”). The Distribution Agreements provide that IDI has the exclusive right to distribute shares of the Funds on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Funds each offer two share classes, Series I and Series II. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below and in the Funds’ prospectuses.

The share classes offered by each Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as set forth in the chart below.

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund
Series I	Series I
Series II	Series II
Invesco V.I. S&P 500 Index Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
Series I	Series I
Series II	Series II

Eligibility Requirements. Shares of the Funds are sold only to Accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase each Target Fund’s share classes and the corresponding Acquiring Fund’s share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a Target Fund’s prospectus. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Fees. The Funds have adopted distribution plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Fund’s Series II shares. Series I shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Fund is authorized to pay compensation to IDI, the Funds’ principal underwriter, in connection with the distribution of Fund shares at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Series II shares.

The Distribution Plans compensate IDI for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of Series II shares of the Funds. Such activities include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to each Fund; expenses of training sales personnel regarding each Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of IDI, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and costs of administering each Plan.

IDI may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, IDI will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

IDI has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Distribution Plans. Currently, IDI pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. IDI does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of IDI.

The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by each Target Fund and the corresponding Acquiring Fund are substantially the same. Shares of the Funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Funds currently offer shares only to insurance company separate accounts. The Acquiring Fund prospectuses enclosed with this Joint Proxy Statement/Prospectus describe in detail how shareholders can purchase Acquiring Fund shares.

The redemption procedures employed by each Target Fund and the corresponding Acquiring Fund are substantially the same. Each Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in a Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. Each Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading. Although each Fund generally intends to pay redemption proceeds solely in cash, each Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.

Neither the Acquiring Funds nor the corresponding Target Funds maintain investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Comparison of Distribution Policies

Each Target Fund and the corresponding Acquiring Fund declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by the insurance company to pay dividends and distributions in cash.

Tax

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Taxes.”

Comparison of Forms of Organization and Securities to be Issued

Each Target Fund and the corresponding Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Funds. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Other Information” for more information about the pricing, purchase and redemption of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of Series II shares of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. A copy of the Agreement is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of the Acquiring Fund Shares attributable to your Contract immediately after the Reorganization will be the same as the value of your Target Fund’s shares attributable to your Contract immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and Acquiring Fund will be required to make representations and warranties in the Agreement that are customary in matters such as the Reorganizations.

If shareholders approve a Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about April 29, 2022 (the “Closing Date”), as of the later of 7:01 p.m., Eastern time or the finalization of the Target Fund’s NAV, unless otherwise agreed by the parties (the “Effective Time”). The consummation of a Reorganization is not conditioned on the consummation of any other Reorganization. However, the parties may choose to delay the consummation of a Reorganization so that both Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if a Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated, and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

In considering the proposed Reorganizations, the Board received from Invesco Advisers, written materials containing relevant information about the Funds and the proposed Reorganizations, including, among other information, fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

At a Board meeting held on November 29, 2021 – December 1, 2021, the Board considered the potential benefits and costs of each proposed Reorganization to the applicable Target Fund, the applicable Acquiring Fund and their respective shareholders, and whether a Target Fund would bear all or a portion of such proposed Reorganization costs, including estimated transaction costs associated with any repositioning of the Funds’ portfolios. The Board reviewed detailed comparative information on the following topics with respect to each Target Fund and each Acquiring Fund with respect to each proposed Reorganization: (1) investment objectives, strategies, policies, restrictions and principal risks; (2) portfolio management; (3) portfolio composition and transaction costs; (4) relative investment performance; (5) current and expected expense ratios and expense structures, including contractual investment advisory fees and expense caps; (6) the expected federal income tax consequences to the Funds; and (7) relative asset size and net purchase (redemption) trends. The Board considered this information on a Reorganization-by-Reorganization and on a Fund-by-Fund basis. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Board also considered the benefits to each Target Fund of: (1) combining with a similar fund to create a larger fund with a more diversified shareholder base, as well as a larger asset base against which fixed dollar costs may be allocated; and (2) the expected tax-free nature of the proposed Reorganization for the applicable Target Fund and its shareholders for federal income tax purposes. The Board also considered Invesco Advisers’ overall goals of the proposed Reorganizations to reduce product overlap and to enable IDI to better focus on the combined Funds to promote additional asset growth.

With respect to the proposed Core Bond Reorganization, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar except that the Acquiring Fund has historically invested to a greater extent in high yield (junk) bonds and emerging markets debt securities; (ii) Target Fund shareholders would become shareholders of a Fund with a lower effective advisory fee at combined current asset levels and an estimated lower overall total expense ratio on a pro forma basis; (iii) the portfolio management team for the Target Fund and Acquiring Fund is substantially the same; (iv) the Acquiring Fund’s contractual advisory fee schedule will stay the same at all asset levels; (v) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed the Acquiring Fund’s expense cap, as set forth in the fee tables above; (vi) the Acquiring Fund has outperformed the Target Fund for the one-, three-, five-, and ten-year periods ended August 31, 2021; and (vii) Invesco Advisers’ belief that the Acquiring Fund has better growth prospects than the Target Fund, creating the potential for improved economies of scale going forward.

With respect to the proposed S&P 500 Reorganization, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar in that both Funds hold the same securities because both Funds seek to hold the constituents of the S&P 500 Index but differ in terms of exposure to such underlying securities as a result of the different index methodologies of the respective underlying index that each Fund seeks to track; (ii) the repositioning of the Target Fund’s portfolio securities to align with the Acquiring Fund’s underlying index and its equal-weighting methodology would result in the distribution of capital gains to shareholders of the combined Acquiring Fund, but that such distributions will be exempt from current taxation since shares of the Funds must be purchased through separate accounts used to fund variable contracts; (iii) Target Fund shareholders would become shareholders of a larger Fund with an estimated lower overall total expense ratio on a pro forma basis; (iv) the portfolio management team for the Target Fund and Acquiring Fund is the same; (v) the performance history of the Funds, to which the Board noted that while the Target Fund has outperformed the Acquiring Fund over the three-, five-, and ten-year periods ended August 31, 2021, the Acquiring Fund outperformed the Target Fund over the more recent one-year and year-to-date periods ended August 31, 2021; and (vi) Invesco Advisers’ belief that the Acquiring Fund has better growth prospects than the Target Fund, creating the potential for improved economies of scale going forward, noting in particular that the Target Fund has relatively low total assets.

Based upon the information received by the Board, including the information and considerations described above, the Board concluded that participation in each proposed Reorganization is in the best interests of the applicable Target Fund and corresponding Acquiring Fund and their respective shareholders, and that that neither proposed Reorganization would result in dilution of the interests of the existing shareholders of the applicable Target Fund or corresponding Acquiring Fund. Consequently, the Board approved the Agreement and the proposed Reorganizations.

Costs of the Reorganizations

The total cost of the S&P 500 Reorganization is estimated to be $93,000, of which 50% will be borne by Invesco Advisers and 50% will be borne by Invesco V.I. S&P 500 Index Fund. The total cost of the Core Bond Reorganization is estimated to be $151,000, which will be borne by Invesco Advisers. The costs of the Reorganizations include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganizations.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

For federal income tax purposes, the Contract Owners are not the shareholders of the Target Funds. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners. The following is a general summary of the material U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from each Reorganization are as follows:

•	no gain or loss will be recognized by a Target Fund or the shareholders of a Target Fund as a direct result of a Reorganization;

•	no gain or loss will be recognized by an Acquiring Fund as a direct result of a Reorganization;

•	the basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before a Reorganization;

•	the holding period of the assets of a Target Fund received by its corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund;

•

the aggregate tax basis of the shares of an Acquiring Fund to be received by a shareholder of its corresponding Target Fund as part of a Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of an Acquiring Fund received by a shareholder of its corresponding Target Fund as part of a Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Funds and Acquiring Funds as to the foregoing federal income tax consequences of the Reorganizations, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Funds upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of a Reorganization on a Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations. See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of such Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the corresponding Acquiring Fund it received. However, in light of the tax-favored status of the shareholders of the Acquiring Funds and the Target Funds, which are the Participating Insurance Companies and their Accounts, failure of a Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.

Final Dividend or Other Distributions. Prior to the closing of a Reorganization, a Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date. However, since shares of a Target Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Target Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account.

Repositioning of Portfolio Assets. A portion of each Target Fund’s portfolio assets will be sold in connection with the Reorganization as distinct from normal portfolio turnover. The repositioning of the Invesco V.I. Core Bond Fund’s assets will be approximately 11% of the value of its assets and occur prior to its Reorganization. The repositioning of the Invesco V.I. S&P 500 Index Fund’s portfolio assets will be approximately 51% of the value of its assets and will occur after the closing of its Reorganization. For the Core Bond Reorganization, it is anticipated that any such sales of portfolio securities by Invesco V.I. Core Bond Fund prior to its Reorganization (as distinct from normal portfolio turnover) will not result in any significant amounts of capital gains to be distributed to shareholders of the Target Fund. For the S&P 500 Reorganization, it is anticipated that any such sales of portfolio securities by Invesco V.I. S&P 500 Index Fund after the closing of its Reorganization (as distinct from normal portfolio turnover) will result in a capital gain distribution to shareholders of approximately $2.40 per share or 8.27% of the net asset value of the combined Acquiring Fund following the Reorganization. The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including each Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time. However, since shares of the Funds must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current taxation by shareholders if left to accumulate within such separate account. Transaction costs also may be incurred due to the repositioning of the portfolio. Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

Taking into account each Target Fund’s respective net unrealized appreciation or depreciation in portfolio assets on a tax basis and the capital loss position of the respective Fund as of such date shown in the table below, it is anticipated that the sale of portfolio assets after the closing of the Reorganizations may result in capital gain distributions to shareholders as indicated:

Target Fund Name	Estimated % of Target Fund Assets to be Repositioned (as of 11/1/21)	Estimated $ Value of Target Fund Assets to be Repositioned	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Transaction Cost as % of Combined Acquiring Fund Net Assets	Anticipated Capital Gain Distribution per share of Combined Acquiring Fund Net Assets (as of 11/1/21)	Anticipated Capital Gain Distribution as a % of Combined Acquiring Fund Net Assets
Invesco V.I. Core Bond Fund	11%	$12,400,000	$3,880	0.003%	0.002%	N/A	N/A

Target Fund Name	Estimated % of Target Fund Assets to be Repositioned (as of 11/1/21)	Estimated $ Value of Target Fund Assets to be Repositioned	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Transaction Cost as % of Combined Acquiring Fund Net Assets	Anticipated Capital Gain Distribution per share of Combined Acquiring Fund Net Assets (as of 11/1/21)	Anticipated Capital Gain Distribution as a % of Combined Acquiring Fund Net Assets
Invesco V.I. S&P 500 Index Fund	51%	$51,000,000	$24,000	0.024%	0.005%	$2.40	8.27%

General Limitation on Capital Losses. Assuming each Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund upon the closing of the Reorganization for federal income tax purposes. Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Acquiring Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if either Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by the corresponding Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. As of December 31, 2020, neither Target Fund had any capital loss carryovers.

Appreciation in Value of Investments. Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of a Target Fund may receive a greater amount of distributions than they would have if the Reorganization had not occurred. In addition, if an Acquiring Fund, following a Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have had if the Reorganization had not occurred. Please see the chart below for the unrealized appreciation in value of investments as a percentage of NAV for each Reorganization.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco V.I. Core Bond Fund	2.22% as of 12/31/20	Invesco V.I. Core Plus Bond Fund	3.99% as of 12/31/20	2.59%
Invesco V.I. S&P 500 Index Fund	73.14% as of 12/31/20	Invesco V.I. Equally-Weighted S&P 500 Fund	39.75% as of 12/31/20	47.13%

For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Funds. Contract Owners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card/voting instruction card because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund attributable to your variable annuity contract or variable life insurance policy at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by attending the Meeting online and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

As discussed above, shares of the Target Funds are generally offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of the Record Date, shares of the Target Funds were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction card, the shares attributable to your Contract will be voted as you instruct. If you sign the voting instruction card without otherwise indicating a vote, the shares attributable to your Contract will be voted “FOR” the approval of the relevant proposed Reorganization. If you do not return a voting instruction card at all, the shares attributable to your Contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on a Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction card or provide voting instructions by telephone or through a website established for that purpose as provided by your insurance company.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card/voting instruction card are expected to be mailed on or about February 7, 2022 to all shareholders entitled to vote. Shareholders of record of each Target Fund as of the close of business on December 31, 2021 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of each Target Fund on December 31, 2021 can be found at Exhibit A. Each Contract Owner is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. The number of votes that a Contract Owner may cast when providing voting instructions is determined by applying the Contract Owner’s percentage interest in a Target Fund to the total number of votes attributable to the Target Fund.

Insurance companies and their separate accounts are the shareholders of the Target Funds. Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of a Target Fund in writing at the address of the Target Fund set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder attends the Meeting, the shareholder may withdraw the proxy and vote at the Meeting.

If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. You may also attend the Meeting. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously submitted voting instructions, including any applicable deadlines. Please see your Contract prospectus for information on how to contact your Participating Insurance Company.

Voting at the Meeting

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Funds’ shareholders, employees and community, the Meeting will be conducted exclusively online via live webcast. Shareholders may attend the Meeting online by visiting [www.meetingcenter.io/234206289]. To participate in the Meeting, shareholders will need to follow the instructions included herein. The password for the Meeting is [Meeting Password]. The Meeting will begin promptly at 2:00 p.m., Central Time. The Funds encourage you to access the Meeting prior to the start time leaving ample time for the check in. If you experience technical difficulties prior to or during the Meeting, you may call [1-866-492-5763] for technical assistance. All shareholders will be required to enter their individual control number in order to enter the Meeting. Only shareholders of the Target Funds will be able to participate in the Meeting. If you plan to attend the Meeting virtually, please notify us at [1-800-952-3502].

You may contact the Funds at [1-866-492-5763] to obtain information about attending the Meeting virtually.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting virtually or by proxy. The presence of Participating Insurance Companies that own at least one-third of a Target Fund’s outstanding shares virtually or by proxy at the Meeting will be sufficient to constitute a quorum, whether or not such Companies have received voting instructions for all such shares.

As discussed above, shares of the Target Funds are generally offered only to Participating Insurance Company Accounts as investment options under their Contracts. Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Contracts, as described more fully above.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of a Target Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of a Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of a Target Fund.

Proxy Solicitation

Each Target Fund has engaged the services of Computershare, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. Each Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. Under each Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of [December 31, 2021], to the knowledge of each Target Fund and Acquiring Fund, owned [ ]% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibits B and C.

As of [December 31, 2021], to the knowledge of each Target Fund and Acquiring Fund, [the percentage of shares of each class of each Target Fund and Acquiring Fund owned by the Trustees and executive officers of the Trust as a group did not exceed one percent of such class of such Fund.]

OTHER MATTERS

Capitalization

The following tables, which are unaudited, set forth for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Funds, the Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund	Pro Forma Adjustments[2]		Combined Invesco V.I. Core Plus Bond Fund (pro forma)
Net assets (all classes)[1]	$120,414,586	$41,829,493	$—		$162,244,079
Series I net assets	$82,709,398	$39,928,575	$—		$122,637,973
Series I shares outstanding	10,633,719	6,111,363	2,035,551	[3]	18,780,633
Series I net asset value per share	$7.78	$6.53			$6.53
Series II net assets	$37,705,188	$1,900,918	$—		$39,606,106
Series II shares outstanding	4,919,210	293,344	895,782	[3]	6,108,336
Series II net asset value per share	$7.66	$6.48			$6.48

[1]	The Target Fund and the Acquiring Fund currently have Series I & Series II shares outstanding.
[2]

The Target Fund is expected to incur $151,000 in Reorganization costs and Invesco Advisers will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, there are no pro forma adjustments to Net Assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on November 15, 2021.

	Invesco V.I. S&P 500 Index Fund	Invesco V.I. Equally- Weighted S&P 500 Fund	Pro Forma Adjustments[2]	Combined Invesco V.I. Equally- Weighted S&P 500 Fund (pro forma)
Net assets (all classes)[1]	$101,762,904	$429,208,662	$(46,500)	$530,925,066
Series I net assets	$41,895,627	$35,077,037	$(19,144)	$76,953,520
Series I shares outstanding	1,849,365	1,142,357	(485,999)[3]	2,505,723
Series I net asset value per share	$22.65	$30.71		$30.71
Series II net assets	$59,867,277	$394,131,625	$(27,356)	$453,971,546
Series II shares outstanding	2,664,703	13,278,521	(648,243)[3]	15,294,981
Series II net asset value per share	$22.47	$29.68		$29.68

[1]	The Target Fund and the Acquiring Fund currently have Series I & Series II shares outstanding.
[2]

The Target Fund is expected to incur $93,000 in Reorganization costs and will bear 50% of these costs. Invesco Advisers will bear the remaining 50% of the Reorganization costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on November 15, 2021.

Dissenters’ Rights

If a Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of a Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After a Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If a proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust, which contains the Funds’ prospectuses and related SAIs, is 811-07452.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Copies of reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A

Outstanding Shares of the Target Funds

As of [December 31, 2021], each class of each Target Fund had the following number of shares outstanding:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco V.I. Core Bond Fund – Series I	[	]
Invesco V.I. Core Bond Fund – Series II	[	]
Invesco V.I. S&P 500 Index Fund – Series I	[	]
Invesco V.I. S&P 500 Index Fund – Series II	[	]

A-1

EXHIBIT B

Ownership of the Target Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [December 31, 2021], to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of an Acquiring Fund that would be owned by the below named shareholders upon consummation of a Reorganization is expected to decline.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
	Invesco V.I. Core Bond Fund	Series I	[ ]	[ ]%
	Invesco V.I. Core Bond Fund	Series II	[ ]	[ ]%
	Invesco V.I. S&P 500 Index Fund	Series I	[ ]	[ ]%
	Invesco V.I. S&P 500 Index Fund	Series II	[ ]	[ ]%

*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

B-1

EXHIBIT C

Ownership of the Acquiring Funds

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [December 31, 2021], to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of each Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of each Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
	Invesco V.I. Core Plus Bond Fund	Series I	[ ]	[ ]%
	Invesco V.I. Core Plus Bond Fund	Series II	[ ]	[ ]%
	Invesco V.I. Equally- Weighted S&P 500 Fund	Series I	[ ]	[ ]%
	Invesco V.I. Equally- Weighted S&P 500 Fund	Series II	[ ]	[ ]%

*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

C-1

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of [______, 2021] by and among (i) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) AVIF, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and together, the “Reorganizations”);

WHEREAS, AVIF is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If a Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, AVIF agrees to take the following steps with respect to each Reorganization, the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date AVIF identifies a liability that should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by AVIF at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by AVIF’s board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) AVIF shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, AVIF will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) AVIF shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of AVIF, or the authorized officers of AVIF, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, AVIF, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a) AVIF is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under AVIF’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of AVIF;

(b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and AVIF of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed to AVIF, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of AVIF’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or AVIF is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or AVIF is a party or by which it is bound;

(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or AVIF, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.

(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Target Fund pursuant to the investor control doctrine solely as a result of the manner in which the Target Fund has been managed and its business has been conducted. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by AVIF, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(n) AVIF, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of AVIF and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p) AVIF is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(u) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, AVIF, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of AVIF, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of AVIF’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or AVIF is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or AVIF is a party or by which it is bound;

(g) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;

(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;

(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Acquiring Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Acquiring Fund pursuant to the investor control doctrine solely as a result of the manner in which the Acquiring Fund has been managed and its business has been conducted;

(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by AVIF and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) AVIF, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of AVIF, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by AVIF;

(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(p) AVIF is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates.

4.3. With respect to each Reorganization, AVIF, on behalf of the Target Fund and the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that the Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) AVIF will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under AVIF’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for such period as is mutually agreed upon by the parties.

(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(d) AVIF, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g) If reasonably requested by the Acquiring Fund, AVIF, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) AVIF, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of AVIF, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, AVIF’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and AVIF contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) AVIF shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and

(c) AVIF and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AVIF and the Acquiring Fund, on or before the Closing Time.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of AVIF, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of AVIF and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) AVIF shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by the Acquiring Fund, AVIF, on behalf of the Target Fund, shall have delivered to the Acquiring Fund (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of AVIF, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(g);

(d) AVIF shall have delivered to the Acquiring Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of AVIF, as applicable;

(f) AVIF and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AVIF and the Target Fund, on or before the Closing Time;

(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

(h) AVIF, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Fund such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as AVIF may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) AVIF shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, AVIF shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. With respect to each Target Fund, the Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with the provisions of AVIF’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act. Notwithstanding anything herein to the contrary, neither a Target Fund nor the corresponding Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of AVIF. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to AVIF’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6. AVIF (on behalf of each Target Fund and each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to AVIF, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of AVIF and others, and the officers of AVIF shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, each Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, AVIF may not waive the conditions set forth in this paragraph 8.6.

9.	EXPENSES

9.1. Invesco V.I. S&P 500 Index Fund and IAI will each bear 50 percent of the costs associated with such Target Fund’s respective Reorganization. IAI will bear the costs associated with the Reorganization of Invesco V.I. Core Bond Fund into Invesco V.I. Core Plus Bond Fund.

10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND

10.1. After the Closing Date, except as otherwise agreed to by the parties, AVIF shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by AVIF with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of AVIF. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATIONS

ACQUIRING FUND (AND SHARE CLASSES)	TARGET FUND (AND TARGET SHARE CLASSES)	CLOSING DATE
Invesco V.I. Core Plus Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Core Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	April 29, 2022
Series I	Series I
Series II	Series II

Invesco V.I. Equally Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	April 29, 2022
Series I	Series I
Series II	Series II

Schedule 1.2(b)

Excluded Assets

None

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 4.1(h)

Target Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 4.1(u)

Target Fund Tax Returns

None

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

Financial Highlights

UNAUDITED

The financial highlight tables are intended to help you understand each Target Fund’s and Acquiring Fund’s financial performance for the past five fiscal years and are included in the Target Fund’s and Acquiring Fund’s prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for each Target Fund and Acquiring Fund, which are unaudited. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Target Fund – Invesco V.I. Core Bond Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/2021	$8.43	$0.06	$(0.16)	$(0.10)	$—	$—	$—	$8.33	(1.19)%	$72,928	0.75	%(d)	0.88	%(d)	1.39	%(d)	231%
Series II
Six months ended 06/30/2021	8.31	0.05	(0.16)	(0.11)	—	—	—	8.20	(1.32)	40,156	1.00	(d)	1.13	(d)	1.14	(d)	231

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $85,615 and $42,759 for Series I and Series II shares, respectively.

Acquiring Fund – Invesco V.I. Core Plus Bond Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/2021	$6.93	$0.06	$(0.09)	$(0.03)	$—	$—	$—	$6.90	(0.43)%	$37,652	0.61	%(d)	0.90	%(d)	1.85	%(d)	218%
Series II
Six months ended 06/30/2021	6.89	0.05	(0.09)	(0.04)	—	—	—	6.85	(0.58)	1,275	0.86	(d)	1.15	(d)	1.60	(d)	218

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,308 and $908 for Series I and Series II shares, respectively.

Target Fund – Invesco V.I. S&P 500 Index Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/2021	$20.29	$0.11	$2.95	$3.06	$—	$—	$—	$23.35	15.08%	$42,730	0.39	%(d)	0.39	%(d)	1.00	%(d)	1%
Series II
Six months ended 06/30/2021	20.15	0.08	2.92	3.00	—	—	—	23.15	14.89	56,763	0.64	(d)	0.64	(d)	0.75	(d)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,623 and $54,686 for Series I and Series II shares, respectively.

Acquiring Fund – Invesco V.I. Equally-Weighted S&P 500 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/2021	$24.24	$0.17	$4.41	$4.58	$—	$—	$—	$28.82	18.89%	$34,458	0.33	%(d)	0.33	%(d)	1.25	%(d)	11%
Series II
Six months ended 06/30/2021	23.45	0.13	4.27	4.40	—	—	—	27.85	18.76	353,665	0.58	(d)	0.58	(d)	1.00	(d)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,071 and $326,867 for Series I and Series II shares, respectively.

Part B

STATEMENT OF ADDITIONAL INFORMATION

[Date]

to the

Registration Statement on Form N-14 Filed by:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

On behalf of Invesco V.I. Core Plus Bond Fund and Invesco V.I. Equally-Weighted S&P 500 Fund

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

Relating to the March 31, 2022 Special Meeting of Shareholders of Invesco V.I. Core Bond Fund and Invesco V.I. S&P 500 Index Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [Date], relating specifically to the Special Meeting of Shareholders of Invesco V.I. Core Bond Fund and Invesco V.I. S&P 500 Index Fund to be held virtually on March 31, 2022 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling 1-800-959-4246. You can also access this information at www.invesco.com/us.

General Information

This Statement of Additional Information relates to (a) the proposed transfer of the assets and assumption of liabilities of each Target Fund identified below (each, a “Target Fund” and together, the “Target Funds”) by the corresponding Acquiring Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Target Fund	Acquiring Fund
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund
Invesco V.I. S&P 500 Index Fund	Invesco V.I. Equally-Weighted S&P 500 Fund

The Target Funds and the Acquiring Funds are each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

1

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1. Statement of Additional Information dated April  30, 2021 for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Core Bond Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. S&P 500 Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund (“V.I. Funds SAI”) (filed via EDGAR on April 29, 2021, Accession No. 0001193125-21-140750).

2. Supplement dated October  18, 2021 to the V.I. Funds SAI (filed via EDGAR on October 18, 2021, Accession No. 0001137439-21-001039).

3. Supplement dated December  2, 2021 to the V.I. Funds SAI (filed via EDGAR on December 2, 2021, Accession No.  0001193125-21-346192).

4. The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2021, with respect to Invesco V.I. Core Bond Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. S&P 500 Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund (filed via EDGAR on August 20, 2021, Accession No.  0001193125-21-252199).

5. The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2020, with respect to Invesco V.I. Core Bond Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. S&P 500 Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund (filed via EDGAR on February 26, 2021, Accession No. 0001193125-21-059762).

Supplemental Financial Information

A table showing the fees and expenses of each Acquiring Fund and its corresponding Target Fund, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, is included in “Expense Tables and Expense Examples” in the Proxy Statement/Prospectus. Each Acquiring Fund will be the Accounting Survivor in its respective Reorganization.

The Reorganizations will not result in a material change to any of the Target Funds’ investment portfolios due to the investment restrictions of the corresponding Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included.

There are no material differences in the accounting, valuation and tax policies of each Target Fund as compared to those of its corresponding Acquiring Fund.

2

PROXY CARD [INVESCO LOGO] 351472549593500 1. MAIL your signed and voted proxy back in the postage paid envelope provided 2. ONLINE at [www.proxyonline.com] using your proxy control number found below 3. PHONE dial toll-free [(___) ___-____] to reach an automated touchtone voting line 4. LIVE with a proxy representative when you call toll-free [(___) ___-____] [Monday through Friday 9 a.m. to 10 p.m. Eastern Time] INVESCO V.I. CORE BOND FUND PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 31, 2022 The undersigned, revoking prior proxies, hereby appoints Melanie Ringold, Elizabeth Nelson, Jeffrey Kupor, Adrienne Ruffle, Taylor Edwards and Sheri Morris and each of them as attorney-in-fact and proxies of the undersigned granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of the Invesco V.I. Core Bond Fund (the “Fund”) to be held via virtual meeting on March 31, 2022 at 2:00 p.m. Central time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned. To access the virtual meeting, enter the following Virtual Shareholder Meeting link, [____] on March 31, 2022, prior to 2:00 p.m. Central time, and enter the 14-digit control number from the shaded box. The Password for the Meeting is [__]. Please refer to the Proxy Statement/Prospectus for a discussion of these matters, including instructions related to Meeting attendance. THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS. IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Proxy Statement/Prospectus for a discussion of the Proposal. PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [MARCH 31], 2022. The Proxy Statement/Prospectus is also available at [www.proxyonline.com/] [PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE] INVESCO V.I. CORE BOND FUND YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title. SIGNATURE (AND TITLE IF APPLICABLE) DATE SIGNATURE (IF HELD JOINTLY) DATE THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: PROPOSAL: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco V.I. Core Bond Fund into the Invesco V.I. Core Plus Bond Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THANK YOU FOR VOTING.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PROXY CARD [INVESCO LOGO] 351472549593500[ 1. MAIL your signed and voted proxy back in the postage paid envelope provided 2. ONLINE at [www.proxyonline.com] using your proxy control number found below 3. PHONE dial toll-free [(___) ___-____] to reach an automated touchtone voting line 4. LIVE with a proxy representative when you call toll-free [(___) ___-____] [Monday through Friday 9 a.m. to 10 p.m. Eastern Time] INVESCO V.I. S&P 500 INDEX FUND PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 31, 2022 The undersigned, revoking prior proxies, hereby appoints Melanie Ringold, Elizabeth Nelson, Jeffrey Kupor, Adrienne Ruffle, Taylor Edwards and Sheri Morris and each of them as attorney-in-fact and proxies of the undersigned granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of the Invesco V.I. S&P 500 Index Fund (the “Fund”) to be held via virtual meeting on March 31, 2022 at 2:00 p.m. Central time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned. To access the virtual meeting, enter the following Virtual Shareholder Meeting link, [____] on March 31, 2022, prior to 2:00 p.m. Central time, and enter the 14-digit control number from the shaded box. The Password for the Meeting is [__]. Please refer to the Proxy Statement/Prospectus for a discussion of these matters, including instructions related to Meeting attendance. THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS. IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Proxy Statement/Prospectus for a discussion of the Proposal. PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE. IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [MARCH 31], 2022. The Proxy Statement/Prospectus is also available at [www.proxyonline.com/] [PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE] INVESCO V.I. S&P 500 INDEX FUND YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title. SIGNATURE (AND TITLE IF APPLICABLE) DATE SIGNATURE (IF HELD JOINTLY) DATE THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: PROPOSAL: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco V.I. S&P 500 Index Fund into the Invesco V.I. Equally-Weighted S&P 500 Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). O O O You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions. PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THANK YOU FOR VOTING.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

EVERY VOTE IS IMPORTANT! VOTE THIS VOTING INSTRUCTION CARD TODAY! EASY VOTING OPTIONS: Please detach at perforation before mailing. INVESCO FUNDS (the “Funds”) VOTING INSTRUCTION SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”) VOTING INSTRUCTION FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 31, 2022 [INSURANCE COMPANY NAME DROP-IN] The undersigned, revoking prior voting instruction cards, hereby appoints the above-named insurance company (the “Insurance Company”) to vote all shares of the Fund(s) listed on the reverse side in which. the undersigned had an interest as a contract owner on the record date at the Special Meeting of Shareholders of the Funds to be held via [virtual] meeting on March 31, 2022 at 2:00 p.m. Central Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned. To access the virtual meeting, enter the following Virtual Shareholder Meeting link, [____] on March 31, 2022, prior to 2:00 p.m., Central Time, and enter the 14-digit control number from the shaded box. The Password for the Meeting is [____]. Please refer to the Proxy Statement for a discussion of these matters, including instructions related to Meeting attendance. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION CARD, DEPENDING ON YOUR SEPARATE ACCOUNT, THE INSURANCE COMPANY WILL VOTE ALL SHARES OF THE FUND(S) ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO THE VOTES OF CONTRACT OWNERS ALLOCATING ASSETS TO SUCH FUND(S) FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED BY THE INSURANCE COMPANY. IF THIS VOTING INSTRUCTION CARD IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO THE PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL. THE INSURANCE COMPANY IS AUTHORIZED TO VOTE IN ITS DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING. NOTE: If you vote by telephone or on the Internet, please do NOT return your Voting Instruction Card. VOTE VIA THE INTERNET:[www.proxy-direct.com]

VOTE VIA THE TELEPHONE: [1-866-298-8476] PLEASE VOTE VIA INTERNET OR TELEPHONE OR MARK, SIGN, DATE ON THE REVERSE SIDE AND RETURN THIS VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE. xxxxxxxxxxxxxx code

EVERY VOTE IS IMPORTANT! VOTE THIS VOTING INSTRUCTION CARD TODAY! Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on March 31, 2022 The Proxy Statement for this meeting is available at: [_____] FUNDS FUNDS Invesco V.I. Core Bond Fund Invesco V.I. S&P 500 Index Fund Please detach at perforation before mailing. This proxy is solicited on behalf of the Board. The Board unanimously recommends voting “FOR” the Proposal. TO VOTE, MARK A BOX BELOW IN BLUE OR BLACK INK. EXAMPLE: X Proposal 1. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the following funds listed below. FOR AGAINST ABSTAIN FOR AGAINSTABSTAIN 01 Invesco V.I. Core Bond Fund ☐ ☐ ☐ 02 Invesco V.I. S&P 500 Index Fund ☐ ☐ ☐

Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below Note
: Please sign exactly as your name(s) appear(s) on this Voting Instruction Card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, guardian, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code xxxxxxxxxxxxxx [________] M xxxxxxxx

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (13)

(2) Amendment No. 1, dated March 27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017 .(13)

(3) Amendment No. 2, dated January 16, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (14)

(4) Amendment No. 3, dated March 27, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (14)

(5) Amendment No. 4, dated April 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(6) Amendment No. 5, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(7) Amendment No. 6, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(8) Amendment No. 7, dated June 10, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (26)

(2)	Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016. (12)

(3)	Voting Trust Agreements – None

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

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(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.

(6)(a)	(1) Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(2) Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(3) Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc .(26)

(b)	(1) Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (23)

(2) Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (23)

(3) Form of Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (26)

(c)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (16)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

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(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (21)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (23)

(8) Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (26)

(d)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (20)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (21)

(7) Amendment No. 6, dated March 31, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (23)

(8) Amendment No. 7, dated August 2, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (26)

(e)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (16)

(2) Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (18)

(3) Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (23)

4

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (23)

(7)(a)	(1) Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (16)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (19)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (21)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (23)

(8) Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (26)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (9)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011. (10)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (11)

(9)(a)	Master Custodian Agreement, dated June 1, 2018, between Registrant and State Street Bank and Trust Company. (22)

(b)	Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York. (14)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. (6)

5

(10)(a)	(1) Fourth Amended and Restated Distribution and Service Plan (Compensation) dated July 1, 2021. (25)

(2) Amendment No 1, dated August 2, 2021, to the Fourth Amended and Restated Distribution and Service Plan (Compensation). (26)

(b)	(1) Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective January 22, 2021, as amended and restated. (19)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (*)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	(1) Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(2) Amendment No. 1, dated April 30, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(3) Amendment No. 2, dated August 2, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (26)

(b)	(1) Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (23)

(2) Notice to the Transfer Agent dated August 2, 2021, to the Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Service, Inc. (26)

(c)	Form of Participation Agreement. (15)

(d)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds. (4)

(e)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc. (8)

(f)	Memorandum of Agreement, dated as of July 1,2021 between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers. (24)

(g)	Form of Memorandum of Agreement, dated as of September 30, 2021, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations. (26)

(14)	Consent of PricewaterhouseCoopers LLP. (*)

(15)	Omitted - Financial Statements.

(16)	Power of Attorney. (*)

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(17)

(1) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Advisers, Inc. (19)

(2) Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Limited. (19)

(3) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Asset Management (Japan) Limited. (19)

(4) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Hong Kong Limited. (19)

(5) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Canada Ltd. (19)

(6) Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Deutschland (GmbH). (19)

(7) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Senior Secured Management. (19)

(8) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Capital Management, LLC. (19)

(9) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, and Invesco Asset Management (India) Pvt. Ltd Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD. (19)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on April 25, 2017.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 77 filed electronically on April 26, 2019.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 81 filed electronically on April 27, 2020.

(16)	Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.

(17)	Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.

(18)	Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.

(19)	Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.

(20)	Incorporated by reference to PEA No. 101 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 26, 2021.

7

(21)	Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.

(22)	Incorporated by reference to PEA No. 174 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2019.

(23)	Incorporated herein by reference to Post-Effective Amendment No. 83 filed electronically on April 29, 2021.

(24)	Incorporated by reference to PEA No. 152 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on July 14, 2021.

(25)	Incorporated by reference to PEA No. 104 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A filed on June 25, 2021.

(26)	Incorporated herein by reference to Post-Effective Amendment No. 85 filed electronically on September 7, 2021.

(*)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

8

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Houston and State of Texas on the 2nd day of December, 2021.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President	December 2, 2021
(Sheri Morris)	(Principal Executive Officer)

/s/ Beth Ann Brown*	Trustee	December 2, 2021
(Beth Ann Brown)

/s/ Jack M. Fields*	Trustee	December 2, 2021
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	December 2, 2021
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	December 2, 2021
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	December 2, 2021
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	December 2, 2021
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	December 2, 2021
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	December 2, 2021
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	December 2, 2021
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	December 2, 2021
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	December 2, 2021
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	December 2, 2021
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	December 2, 2021
(Daniel S. Vandivort)

/s/ James D. Vaughn*	Trustee	December 2, 2021
(James D. Vaughn)

/s/ Christopher L. Wilson*	Chair & Trustee	December 2, 2021
(Christopher L. Wilson)

/s/ Adrien Deberghes	Vice President &	December 2, 2021
(Adrien Deberghes)	Treasurer (Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 1, 2021, filed electronically herewith.

INDEX

Exhibit Number	Description

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

(14)	Consent of PricewaterhouseCoopers LLP

(16)	Power of Attorney